Summary of Significant Accounting Policies - Summary Of Earnings Per Share Basic And Diluted (Detail) - Customer Concentration Risk [Member] - Revenue [Member] - Rigetti Computing, Inc	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Customer A [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	47.00%
Customer B [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	23.00%	21.00%
Customer C [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	13.00%	60.00%